Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(21.0)%	(21.0)%	(21.0)%
Total	0.0%	0.0%	0.0%

Schedule of deferred income tax assets
	December 31, 2022	December 31, 2021	December 31, 2020
Deferred Tax Assets:
Net operating losses carry forward	$1,194,054	$859,455	$645,345
Cutoff adjustments	44,395	47,704	-
Gross deferred tax assets	1,238,449	907,159	645,345
Less: valuation allowance	(1,238,449)	(907,159)	(645,345)
Net deferred tax assets	$-	$-	$-